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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X]; Amendment Number: 01__________
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

EXPLANATORY REMARKS RE: AMENDMENT 01

The original filing mis-stated 9 CUSIP numbers - this amendment corrects this.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total: $ 187,638
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-13874____________        Forum Partners Europe (UK) LLP

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------           -------- --------- -------- -------------------- ---------- -------- --------------------
                             TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER         CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
---------------------------- -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

AMB PROPERTY CORP              COM    00163T109	    972   41,000    SH		OTHER	  1		   41,000
ALEXANDRIA REAL ESTATE EQUIT   COM    015271109   3,073   48,500    SH		OTHER	  1		   48,500
AVALONBAY COMMUNITIES INC      COM    053484101   2,661   28,500    SH		OTHER	  1		   28,500
STRATEGIC HOTELS & RESORTS I   COM    86272T106   1,262  287,463    SH		OTHER	  1		  287,463
BOSTON PROPERTIES INC          COM    101121101   3,888   54,500    SH		OTHER	  1		   54,500
CHATHAM LODGING TRUST          COM    16208T102   1,212   67,837    SH		OTHER	  1		   67,837
DIGITAL REALTY TRUST INC       COM    253868103   5,930  102,800    SH		OTHER	  1		  102,800
DIAMONDROCK HOSPITALITY CO     COM    252784301   1,770  215,300    SH		OTHER	  1		  215,300
EQUITY RESIDENTIAL             COM    29476L107   8,436  202,600    SH		OTHER	  1		  202,600
ESSEX PROPERTY TRUST INC       COM    297178105   4,380   44,900    SH		OTHER	  1		   44,900
FEDERAL REALTY INVS TRUST      COM    313747206   4,589   65,300    SH		OTHER	  1		   65,300
HEALTH CARE REIT INC           COM    42217K106   3,125   74,200    SH		OTHER	  1		   74,200
HCP INC                        COM    40414L109   2,932   90,900    SH		OTHER	  1		   90,900
STARWOOD HOTELS & RESORTS      COM    85590A401   3,464   83,600    SH		OTHER	  1		   83,600
HOST HOTELS & RESORTS INC      COM    44107P104   5,737  425,609    SH		OTHER	  1		  425,609
KIMCO REALTY CORP              COM    49446R109   1,034   76,900    SH		OTHER	  1		   76,900
KILROY REALTY CORP             COM    49427F108   2,411   81,106    SH		OTHER	  1		   81,106
MACERICH CO/THE		       COM    554382101   3,210   86,000    SH		OTHER	  1		   86,000
RETAIL OPPORTUNITY INVESTMENT  COM    76131N101     904   93,634    SH		OTHER	  1		   93,634
CORPORATE OFFICE PROPERTIES    COM    22002T108   3,991  105,700    SH		OTHER	  1		  105,700
PROLOGIS                       COM    743410102   3,576  353,000    SH		OTHER	  1		  353,000
PUBLIC STORAGE                 COM    74460D109   7,411   84,300    SH		OTHER	  1		   84,300
TANGER FACTORY OUTLET CENTER   COM    875465106   3,534   85,400    SH		OTHER	  1		   85,400
SL GREEN REALTY CORP	       COM    78440X101	  4,480	  81,400    SH		OTHER	  1		   81,400
SIMON PROPERTY GROUP INC       COM    828806109	 12,595  155,973    SH		OTHER	  1		  155,973
UDR INC	                       COM    902653104	  3,521	 184,044    SH		OTHER	  1		  184,044
VORNADO REALTY TRUST           COM    929042109	  6,479	  88,810    SH		OTHER	  1		   88,810
VENTAS INC                     COM    92276F100	  5,488	 116,900    SH		OTHER	  1		  116,900
AMB PROPERTY CORP              COM    00163T109     493   20,800    SH          SOLE                    0	  20,800
ALEXANDRIA REAL ESTATE EQUIT   COM    015271109   2,142   33,800    SH          SOLE               17,800	  16,000
AVALONBAY COMMUNITIES INC      COM    053484101   1,354   14,500    SH          SOLE                    0	  14,500
STRATEGIC HOTELS & RESORTS I   COM    86272T106     849  193,348    SH          SOLE               89,544	 103,804
BOSTON PROPERTIES INC          COM    101121101   2,403   33,678    SH          SOLE               12,178	  21,500
CHATHAM LODGING TRUST          COM    16208T102     838   46,877    SH          SOLE               24,164	  22,713
DIGITAL REALTY TRUST INC       COM    253868103   4,141   71,795    SH          SOLE               35,795	  36,000
DIAMONDROCK HOSPITALITY CO     COM    252784301   1,346  163,700    SH          SOLE               98,900	  64,800
EQUITY RESIDENTIAL             COM    29476L107   5,855  140,600    SH          SOLE               68,000	  72,600
ESSEX PROPERTY TRUST INC       COM    297178105   3,119   31,972    SH          SOLE               16,272	  15,700
FEDERAL REALTY INVS TRUST      COM    313747206   3,128   44,517    SH          SOLE               21,417	  23,100
HEALTH CARE REIT INC           COM    42217K106   2,005   47,600    SH          SOLE               15,600	  32,000


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

HCP INC                        COM    40414L109   1,484   46,000    SH          SOLE                    0	  46,000
STARWOOD HOTELS & RESORTS      COM    85590A401   2,581   62,300    SH          SOLE               32,300	  30,000
HOST HOTELS & RESORTS          COM    44107P104   3,921  290,839    SH          SOLE              144,213	 146,626
KIMCO REALTY CORP              COM    49446R109     511   38,000    SH          SOLE                    0	  38,000
KILROY REALTY CORP             COM    49427F108   1,622   54,567    SH          SOLE               29,110	  25,457
MACERICH CO/THE		       COM    554382101   2,221   59,500    SH          SOLE               30,300	  29,200
RETAIL OPPORTUNITY INVESTMEN   COM    76131N101     587   60,786    SH          SOLE               28,798	  31,988
CORPORATE OFFICE PROPERTIES    COM    22002T108   2,835   75,086    SH          SOLE               38,086	  37,000
PROLOGIS                       COM    743410102   2,533  250,000    SH          SOLE              129,000	 121,000
PUBLIC STORAGE                 COM    74460D109   5,229   59,477    SH          SOLE               29,077	  30,400
TANGER FACTORY OUTLET CENTER   COM    875465106   2,210   53,400    SH          SOLE               20,400	  33,000
SL GREEN REALTY CORP           COM    78440X101   3,301   59,979    SH          SOLE               31,779	  28,200
SIMON PROPERTY GROUP INC       COM    828806109   8,425  104,338    SH          SOLE               47,395	  56,943
UDR INC	                       COM    902653104	  2,489	 130,132    SH          SOLE               70,627	  59,505
VORNADO REALTY TRUST           COM    929042109   4,182   57,324    SH          SOLE               23,671	  33,653
VENTAS INC                     COM    92276F100   3,769   80,285    SH          SOLE               41,185	  39,100
